Product Warranty and Recall Campaigns - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Guarantor Obligations
Liability for recall campaigns	$ 1,011	$ 566	$ 1,095
Recall Campaign
Guarantor Obligations
Liability for recall campaigns	$ 0	$ 0
Electric motorcycles
Guarantor Obligations
Standard product warranty, period	2 years
Battery For Electric Motorcycles
Guarantor Obligations
Standard product warranty, period	5 years